Government Grants and Tax Credits	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Government Grants and Tax Credits

20.	Government Grants and Tax Credits

The following table summarizes the Company’s taxes recoverable and government grants and tax credits receivable:

	As at August 31, 2026 $	As at February 28, 2026 $
Mining tax credits receivable	2,336,013	1,799,625
Government grants receivable	1,463,356	410,371
GST/HST/QST recoverable	1,212,167	1,138,188
Total tax credits/grants receivable	5,011,536	3,348,184

The Company is entitled to refundable mining tax credits on qualified exploration expenditures incurred in Quebec.

Promotion Saguenay

On December 5, 2024, the Company was awarded a $75,000 grant from Promotion Saguenay to reimburse eligible expenses related to a feasibility study for the construction of an iron phosphate plant. In the year ended February 28, 2025, $37,500 had been recognized by the Company as government grant income within other income on the condensed interim consolidated statements of loss and comprehensive loss. During six months ended August 31, 2026, the remaining $37,500 was received and recognized by the Company as government grant income on the condensed interim consolidated statements of loss and comprehensive loss.

National Resources Canada (“NRCan”)

On March 4, 2026, the Company executed a definitive contribution agreement with NRCan for funding related to a feasibility study for the production of lithium-iron-phosphate cathode active material and received approval for the reimbursement of up to $16,717,722 of eligible expenditures incurred between January 9, 2026 and March 31, 2028. For the year ended February 28, 2026, the Company recorded claims under this grant of $410,371, of which $410,371 has been received. During the six months ended August 31, 2026, the Company recorded claims under this grant of $2,034,893 (August 31, 2025 - $nil), of which $695,654 has been received. The amount has been recognized by the Company as government grant income on the condensed interim consolidated statements of loss and comprehensive loss. As at August 31, 2026, the remaining $14,272,458 has not been accrued as a receivable as the Company has determined that there is still collection uncertainty at the reporting date.

First and Last Mile Fund (“CMIF”)

On July 27, 2026, the Company executed two non-repayable contribution agreements with NRCan under the First and Last Mile Fund program. The first agreement supports the electrical transmission line for the sustainable exploitation of the Begin-Lamarche phosphate deposit and provides a contribution equal to the lesser of 50% of total eligible project expenditures and $3,071,587, for eligible expenditures incurred between April 1, 2026 and March 31, 2030. The second agreement supports the road infrastructure for the same deposit and provides a contribution equal to the lesser of 50% of total eligible project expenditures and $1,771,350, for eligible expenditures incurred between April 1, 2026 and March 31, 2029. During the six months ended August 31, 2026, the Company recorded a receivable of $124,117 (August 31, 2025 - $nil) for amounts expected to be recoverable under these agreements, of which $nil has been received.

The following details the changes in refundable tax credits and government grants receivable:

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Tax credits/grants receivable, beginning of the period	2,209,996	1,244,955
Mining tax credits accrued	536,388	1,799,625
Grants accrued	2,196,510	412,871
Tax credits received	—	(1,244,955)
Grants received	(1,143,525)	(2,500)
Tax credits/grants receivable, end of the period	3,799,369	2,209,996